                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust
 (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                         COUPON     DEMAND
THOUSANDS                                                                                          RATE  +    DATE*         VALUE
------------------------------------------------------------------------------------------------------------------------------------

          CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (84.6%)
          ABAG Finance Authority for Nonprofit Corporations,
 $2,000      Computer History Museum Ser 2002                                                      2.85%   10/07/05     $2,000,000
  4,500      Episcopal Homes Foundation Ser 2000 COPs                                              2.79     10/07/05      4,500,000
          California,
  1,000      Economic Recovery Ser 2004 C-4                                                        2.76     10/03/05      1,000,000
  1,150      Economic Recovery Ser 2004 C-21 (XLCA)                                                2.72     10/07/05      1,150,000
  4,900   California, Ser 2004 A-9                                                                 2.71     10/07/05      4,900,000
          California Department of Water Resources,
  2,300      Power Supply Ser 2002 B Subser B-1                                                    2.76     10/03/05      2,300,000
  1,400      Power Supply Ser 2002 B Subser B-6                                                    2.77     10/03/05      1,400,000
          California Educational Facilities Authority,
  6,000      California Institute of Technology Ser 1994                                           2.70     10/07/05      6,000,000
  3,000      University of San Francisco Ser 2003                                                  2.67     10/07/05      3,000,000
          California Statewide Communities Development Authority,
  2,600      Chabad of California Ser 2004                                                         2.67     10/07/05      2,600,000
  1,800      Masters College Ser 2002                                                              2.72     10/07/05      1,800,000
  4,170   California Transit Finance Authority, Ser 1997 (FSA)                                     2.76     10/07/05      4,170,000
  5,000   East Bay Municipal Utility District, Wastewater Sub ser 2005                             2.67     10/07/05      5,000,000
  7,000   Fresno, Sewer System Sublien Ser 2000 A (FGIC)                                           2.72     10/07/05      7,000,000
  2,100   Hillsborough, Refg Ser 2000 A COPs                                                       2.71     10/07/05      2,100,000
  5,000   Los Angeles Community Redevelopment  Agency, Grand Promenade Ser 2002                    2.67     10/07/05      5,000,000
  3,700   Los Angeles County Metropolitan Transportation Authority,
             Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)                                2.77     10/07/05      3,700,000
  4,400   Los Angeles Department of Water & Power, Power System 2002 Ser A Subser A-8              2.71     10/07/05      4,400,000
  9,100   Metropolitan Water District of Southern California, Waterworks 2002 Ser A                2.69     10/07/05      9,100,000
  5,000   Mountain View, Villa Mariposa Multifamily 1985 Ser A                                     2.75     10/07/05      5,000,000
  9,600   Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2            2.70     10/07/05      9,600,000
  7,000   Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I                      2.68     10/07/05      7,000,000
  5,000   Pasadena, City Hall & Park Improvement Ser 2003 COPs (Ambac)                             2.70     10/07/05      5,000,000
  1,000   Perris Unified High School District, COPs Ser 2004                                       2.72     10/07/05      1,000,000
  2,700   Pittsburg Redevelopment Agency, Los Medanos Community Development Sub 2004
             Ser A (Ambac)                                                                         2.74     10/03/05      2,700,000
  7,000   Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A                          2.71     10/07/05      7,000,000
  3,800   Poway Unified School District, Ser 2004 COPs (FSA)                                       2.72     10/07/05      3,800,000
  4,000   Rancho Water District Financing Authority, Ser 2001 B (FGIC)                             2.69     10/07/05      4,000,000
  2,500   Roaring Fork Municipal Products, California Economic Recovery
             Class A Certificates Ser 2004-4 (FGIC)                                                2.76     10/07/05      2,500,000
  6,000   San Francisco City & County Redevelopment
             Agency, Bayside Village Multifamily Ser 1985 A                                        2.69     10/07/05      6,000,000
  2,500   San Jacinto Unified School District, Ser 1998 COPs (FSA)                                 2.72     10/07/05      2,500,000
          Santa Clara Valley,
  5,000      Transportation Authority Ser 2005 A                                                   2.63     10/07/05      5,000,000
  3,000      Transportation Authority Ser 2005 B                                                   2.68     10/07/05      3,000,000
  2,200   Snowline Joint Unified School District, Ser 2005 COPs (FSA)                              2.72     10/07/05      2,200,000
  4,110   Turlock Irrigation District, Ser 1988 A                                                  2.71     10/07/05      4,110,000
  3,515   Yucaipa Valley Water District, Water System Ser 2004 COPs
             ROCs II-R  Ser 2130 (MBIA)                                                            2.77     10/07/05      3,515,000
                                                                                                                        -----------

          TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
          (Cost $145,045,000)                                                                                            145,045,000
                                                                                                                         -----------

                                                                                                      YIELD TO
                                                                                                      MATURITY
                                                                            COUPON      MATURITY     ON DATE OF
                                                                             RATE         DATE        PURCHASE
                                                                           --------   -------------  ----------

          CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER  (11.4%)
  2,500   California, Ser 1996                                               2.62%      11/16/05        2.62              2,500,000
  3,001   Riverside County Transportation Commission, Ser B                  2.55       10/20/05        2.55              3,001,000
  5,000   San Diego County Water Authority, Ser 1                            2.70       11/29/05        2.70              5,000,000
          San Joaquin County Transportation Authority,
  2,000      Sales Tax Ser 1997                                              2.58       11/17/05        2.58              2,000,000
  3,000      Sales Tax Ser 1997                                              2.60       10/12/05        2.60              3,000,000
  4,000   University of California Regents, Ser A                            2.60       10/26/05        2.60              4,000,000
                                                                                                                    ---------------

          TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
           (Cost $19,501,000)                                                                                            19,501,000
                                                                                                                    ---------------

          CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (3.9%)
  1,000   Bassett Unified School District, Ser 2005
            BANs, Dtd 09/01/05                                               4.20       09/01/06        2.80              1,012,041
  1,500   California School Cash Reserve Program
            Authority, 2005 Pool Ser A, dtd 07/06/05                         4.00       07/06/06        2.60              1,515,583
  1,270   Placentia, Ser 2005  TRANs, dtd 07/01/05                           3.75       06/30/06        2.80              1,278,741
  2,090   Santa Clara County Financing Authority,
            Measure B Transportation Improvement,
            Ser 2003, dtd 02/15/03                                           4.00       08/01/06        2.80              2,110,455
   750    Selma, Ser 2005 TRANs, Dtd 07/01/05                                4.00       06/30/06        2.80                756,524
                                                                                                                    ---------------

          TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
          (Cost $6,673,344)                                                                                              6,673,344
                                                                                                                    ---------------

          TOTAL INVESTMENTS (Cost $171,219,344) (a)                                                     99.9%           171,219,344

          OTHER ASSETS IN EXCESS OF LIABILITIES                                                          0.1                179,663
                                                                                                       -----        ---------------
          NET ASSETS                                                                                   100.0%          $171,399,007
                                                                                                       ======       ===============

-----------
   BANs    Bond Anticipation Notes.
   COPs    Certificates of Participation.
   ROCs    Reset Option Certificates.
  TRANs    Tax and Revenue Anticipation Notes.
    +      Rate shown is the rate in effect at September 30, 2005.
    *      Date on which the principal amount can be recovered through demand.
   (a)     Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
  Ambac    Ambac Assurance Corporation.
  FGIC     Financial Guaranty Insurance Company.
  FSA      Financial Security Assurance Inc.
  MBIA     Municipal Bond Investors Assurance Corporation.
  XLCA     XL Capital Assurance Inc.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

 1.       I have reviewed this report on Form N-Q of Morgan Stanley California
          Tax-Free Daily Income Trust;

 2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

 3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

 4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b)  Omitted;

          (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
               conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
               registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

 5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2005
                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

 1.       I have reviewed this report on Form N-Q of Morgan Stanley California
          Tax-Free Daily Income Trust;

 2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

 3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

 4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b   Omitted;

          (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
               conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
               registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

 5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2005
                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer